Cover	Aug. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 05, 2026
Entity Registrant Name	CURALEAF HOLDINGS, INC.
Entity Incorporation, State or Country Code	A1
Entity File Number	333-249081
Entity Tax Identification Number	98-1461045
Entity Address, Address Description	250 Harbor Drive
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	917
Local Phone Number	717 - 5875
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001756770